Biological assets - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains (losses) on fair value adjustment, biological assets [abstract]
Physical changes	R$ 325,445	R$ 609,259
Price	1,191,013	822,271
Fair value adjustment of biological assets	R$ 1,516,458	R$ 1,431,530	R$ 1,989,831